DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Deferred Revenue and Credits, Noncurrent [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 11:-	DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES

	December 31,
	2017	2016

Provision for warranty	199	213
Deferred tax	540	666
Deferred revenues	99	97

	838	976